Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Keeley Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jan. 31, 2013
Keeley Alternative Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KEELEY Alternative Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Keeley Alternative Value Fund (the “Fund”) seeks to achieve long-term capital appreciation, as well as to protect capital during adverse market conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.05%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional, under the section “How Shares Are Priced” on page 59 of the Funds’ Prospectus and under the section “Purchases and Redemption of Shares” on page 34 of the Funds’ Statement of Additional Information (“SAI”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an alternative investment vehicle within the Keeley Funds’ family since, unlike the other Funds, it is primarily designed to provide downside market protection through the use of hedging strategies. Please see below for a description of the different hedging strategies that the Fund may employ to achieve its investment objectives.

The Fund intends to pursue its investment objectives by investing primarily in the types of equity securities described below; however, the Fund has broad and flexible investment authority. For the equity investments, the Fund intends to pursue its investment objectives by investing in companies with small and mid-size market capitalizations, which the Adviser currently defines as $7.5 billion or less. Under normal market conditions, the Fund will invest no less than 80% of the net assets of its equity investments plus the amount of any borrowings for investment purposes in common stocks and other equity type securities (including preferred stock, convertible debt securities and warrants) of companies with small and mid-size market capitalizations. As long as an investment continues to meet the Fund’s other criteria set forth below, the Fund may choose to hold such securities even if the company grows beyond the $7.5 billion capitalization level. If less than 80% of the Fund’s equity investment assets (plus the amount of any borrowings for investment purposes) are invested in such companies, the Fund will not invest in companies other than those with small and mid-size market capitalizations until the 80% threshold is restored.

The Adviser has selected, and the Board of Directors has approved, Broadmark Asset Management, LLC (the “Sub-Adviser” or “Broadmark”) as the sub-adviser for the Fund. Broadmark attempts to mitigate market risk within the Fund’s equity portfolio through a dynamic hedging strategy based upon a multi-factor process that includes the use of certain derivative instruments, including options, futures contracts (sometimes referred to as futures) and options on futures contracts, as well as Exchange-Traded Funds (“ETFs”) and Exchange-Traded Notes (“ETNs”). Broadmark may utilize any asset class of an ETF or ETN, but will primarily utilize equity-based instruments. In performing its services, Broadmark assesses such factors as monetary policy, valuation analysis, investor sentiment and momentum. Broadmark adjusts the Fund’s net exposure to equities based upon its overall assessment of risk and opportunity in the market and the Fund’s portfolio, including the Fund’s cash position. When Broadmark perceives the Fund’s equity risks to be low and opportunities high, and depending upon the Fund’s cash positions, the Fund could have a low to zero exposure to hedging vehicles. Further, at times when equity opportunity is high and equity risk low, Broadmark may invest a portion of the Fund’s cash balance in futures, options or ETFs. Conversely, when Broadmark perceives the Fund’s equity market risk to be high, and opportunity low, it will reduce the Fund’s net exposure by selling, among other things, futures and option combos, and may effect short sales of individual securities and/or ETFs and ETNs or take long positions in inverse ETFs. Broadmark can hedge up to 100% of the Fund’s long equity exposure. Generally, it is the Fund’s objective to maintain net exposure between 100% and 0% net long. For example, if the Fund invests 100% of its net assets in long positions and 100% of its net assets in short positions, the Fund is 0% net long.

If successful, these strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements, but such strategies also can reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because Broadmark projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the derivative instrument. Moreover, if the price of the derivative instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not attempted to hedge at all. There is no guarantee that Broadmark will accurately measure existing risk.

The Adviser focuses the equity investments of the Fund on particular kinds of undervalued stocks and concentrates on identifying companies going through major changes (for example, corporate restructuring), including: corporate spin-offs (tax-free distributions of a parent company’s division to shareholders); financial restructuring, including acquisitions, recapitalizations and companies emerging from bankruptcy; companies selling at or below actual or perceived book value; savings and loan and insurance conversions; and distressed utilities. Current dividend or interest income is not a factor for the Fund when choosing securities. It is the Adviser’s intention typically to hold equity securities for more than two years to allow the corporate restructuring process to yield results. However, the Adviser may sell these securities when a more attractive opportunity emerges, when a company becomes overweighted in the portfolio, or when operating difficulties or other circumstances make selling desirable.

The Fund may be suitable for the more aggressive section of an investor’s portfolio. The Fund is designed for people who want to grow their capital over the long-term and who are comfortable with possible frequent short-term changes in the value of their investment. An investment in the Fund should not be considered a complete investment program.

Risk [Heading]	rr_RiskHeading	MAIN RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The value of your investment will increase or decrease, so your shares may be worth more or less money than your original investment.

Investing in companies emerging from bankruptcy presents special risks, since these companies often are subject to specific plans imposed by their lenders that they must meet in a fairly short time frame. In addition, such companies must overcome the negative perceptions resulting from a previous bankruptcy. Generally, companies going through corporate restructuring are more likely than others to remain undervalued.

Investing in securities of small-cap and mid-cap companies presents more risks than investing in securities of more established or large-cap companies. Small-cap and mid-cap companies often have more limited resources and greater variation in operating results, leading to greater price volatility. Trading volumes may be lower, making such securities less liquid.

Because of its hedging strategy, the Fund is subject to the increased risks associated with investments in put and call options, futures, derivatives and, in general, synthetic instruments. Futures prices are highly volatile, with price movements being influenced by a multitude of factors such as supply and demand relationships, government trade, fiscal, monetary and exchange control policies, political and economic events and emotions in the marketplace. Futures trading also is highly leveraged. Further, futures trading may be illiquid as a result of daily limits on movements of prices. Non-exchange traded derivatives, swaps and certain options and other custom derivative or synthetic instruments are subject to the risk of nonperformance by the counterparty to such instrument, including risks relating to the financial soundness and creditworthiness of the counterparty.

The Fund is subject to risks associated with short sales, investments in ETFs and ETNs and, in general, liquidity risks. If the value of a security sold short increases, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a security could attain; by comparison, for a long position, the maximum loss is the price paid for the security plus transaction costs. Investing in ETFs or ETNs involves risks generally associated with investments in a broadly based portfolio of securities or commodities that do not apply to conventional funds, including: (1) the net asset value of the ETF or the ETN may deviate significantly from its trading value; (2) an active trading market for an ETF or an ETN may not develop or be maintained; (3) trading of an ETF or of an ETN may be halted if the listing exchange deems such action appropriate; (4) ETF or ETN shares may be delisted from the exchange on which they trade; and (5) the downgrading of the credit rating of the issuer of the ETN may cause the Fund’s investment to drop in value even if no change in value has occurred in the underlying index. The Fund’s investments in ETFs or ETNs also are subject to liquidity risks. The ETF or the ETN may not be able to pay redemption proceeds within the time period stated in its prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

In pursuing its investment strategy, the Fund, at times, may concentrate its investments in the securities of issuers in a particular industry or sector. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political events; obsolescence of technologies; and increased competition that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund is subject to the typical risks of equity investing, including loss of money, company-specific risks, the effects of interest rate fluctuations, investor psychology and other factors.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks. While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results. Updated performance information is available at www.keeleyfunds.com or toll-free at 1-888-933-5391.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following performance information indicates some of the risks of investing in the Fund. The bar chart below shows how the Fund’s total return has varied from year to year. The table compares the Fund’s performance with that of the Russell 2500® Value Index, an unmanaged index that measures the performance of the small-cap to mid-cap value segment of the U.S. equity universe with lower price-to-book ratios and lower forecasted growth values, as well as with that of the S&P 500® Index, a broad market-weighted index dominated by blue-chip stocks.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-933-5391
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.keeleyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	While the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, please remember that past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	KALVX Year-by-year total return as of 12/31 each year (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and best and worst quarters shown above do not reflect the maximum 4.50% sales load. If these items reflected the sales load, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

BEST QUARTER		WORST QUARTER
Q4 2010	14.10%	Q3 2011	(12.52)%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/12 FOR THE KEELEY ALTERNATIVE VALUE FUND
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.
Keeley Alternative Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	633
3 Years	rr_ExpenseExampleYear03	1,132
5 Years	rr_ExpenseExampleYear05	1,657
10 Years	rr_ExpenseExampleYear10	3,088
2011	rr_AnnualReturn2011	(10.24%)	[3]
2012	rr_AnnualReturn2012	20.45%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.52%)
1 Year	rr_AverageAnnualReturnYear01	14.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4]
Keeley Alternative Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (the Fund's Transfer Agent may charge a fee of $15 for each wire redemption and $5 for each telephone exchange)	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	639
5 Years	rr_ExpenseExampleYear05	1,137
10 Years	rr_ExpenseExampleYear10	2,509
1 Year	rr_AverageAnnualReturnYear01	20.71%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4]
Keeley Alternative Value Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.99%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.25%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4],[5]
Keeley Alternative Value Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.74%	[4],[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%	[4],[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4],[5]
Keeley Alternative Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.21%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.99%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4]
Keeley Alternative Value Fund | S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2010	[4]

[1]	Other Expenses do not include extraordinary items such as dividend and interest expense. If these expenses were included, Other Expenses would increase by 0.09% for Class A and Class I Shares.
[2]	The Fund's adviser, Keeley Asset Management Corp. (the "Adviser"), has contractually agreed to waive a portion of its management fee or reimburse the Fund to the extent that total ordinary operating expenses during the current fiscal year as a percentage of average net assets for the Fund exceed 1.89% for Class A Shares and 1.64% for Class I Shares. The waivers are in effect through January 31, 2014, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.
[3]	The information in the bar chart represents the performance of the Fund's Class A Shares. Performance information for the Fund's Class I Shares is not shown and the performance of that class will be different from the Fund's Class A Shares because the expenses of each class are different.
[4]	This performance table reflects the payment of the 4.50% sales load on the purchase of Class A Shares.
[5]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class A Shares and after-tax returns for Class I Shares will vary.